Schedule H, Line 4i - Schedule of Assets Held at End of Year	12 Months Ended
Dec. 31, 2025
Bar Harbor Bankshares 401(k) Plan
Schedule H, Line 4i - Schedule of Assets Held at End of Year
Schedule H, Line 4i - Schedule of Assets Held at End of Year

BAR HARBOR BANKSHARES 401(k) PLAN

EIN: 01-0393663

Plan Number: 002

Schedule H, Line 4i – Schedule of Assets Held at End of Year

December 31, 2025

		(c) Name of investment, number
(a)	(b) Identity of Issuer, borrower,	of shares, maturity date for cash account and		(e) Current
	lessor, or similar party	rate of interest	(d) Cost	Value
	Black Rock	Inflation Protection Bond; 2,230.730 shares	**	$21,571
	Eaton Vance	Floating Rate; 4,586.689 shares	**	37,106
	Fidelity	OTC Portfolio; 52,453.142 shares	**	1,273,562
	Goldman Sachs	GQG Partners International Opportunities;23,916.180 shares	**	537,157
	Lord Abbett	Short Duration Income; 160,688.628 shares	**	625,079
*	Morgan Stanley	Institutional Fund Inc.; 3,585.094 shares	**	250,741
	PIMCO	Real Return; 24,115.558 shares	**	250,078
*	Vanguard	Developed Markets Index; 70,111.137 shares	**	1,407,131
*	Vanguard	Federal Money Market; 12,3921.58 shares	**	12,392
*	Vanguard	Global Equity; 75,113.594 shares	**	2,877,602
*	Vanguard	High-Yield Corporate; 16,714.954 shares	**	93,102
*	Vanguard	Institutional Index; 14,518.065 shares	**	8,015,133
*	Vanguard	International Growth; 13,079.620 shares	**	1,490,946
*	Vanguard	Mid-Cap Index; 5,299.569 shares	**	1,904,453
*	Vanguard	Real Estate Index; 125.39 shares	**	247,060
*	Vanguard	Small-Cap Index; 15,318.112 shares	**	1,893,012
*	Vanguard	Target Retirement 2020; 60,206.835 shares	**	1,652,678
*	Vanguard	Target Retirement 2025; 215,477.253 shares	**	4,298,771
*	Vanguard	Target Retirement 2030; 336,312.889 shares	**	14,236,125
*	Vanguard	Target Retirement 2035; 275,276.225 shares	**	7,537,063
*	Vanguard	Target Retirement 2040; 83,639.491 shares	**	4,177,793
*	Vanguard	Target Retirement 2045; 115,879.517shares	**	4,025,654
*	Vanguard	Target Retirement 2050; 65,093.311 shares	**	3,858,731
*	Vanguard	Target Retirement 2055; 27,170.599 shares	**	1,797,607
*	Vanguard	Target Retirement 2060; 8,158.151 shares	**	497,484
*	Vanguard	Target Retirement 2065; 5,858.048 shares	**	234,898
*	Vanguard	Target Retirement 2070; 2,074.111 shares	**	65,998
*	Vanguard	Target Retirement Inc.; 102,299.750 shares	**	1,418,898
*	Vanguard	Total Bond Market Index; 221,781.129 shares	**	2,166,802
*	Vanguard	Retirement Savings Trust III	**	1,697,248
*	Bar Harbor Bankshares	Company Stock; 139,616.446 shares	**	4,335,091
*	Participant Loans	Due through, September 2040; Interest rate – 4.25-9.5%	N/A	643,960
				$73,580,926

*   Party-in-interest

** Per ERISA guidelines, the cost of participant directed funds is not required to be included in this schedule

See accompanying report of independent registered public accounting firm.